Assets held for sale	12 Months Ended
Dec. 31, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 31	Assets held for sale

The non-current assets held for sale and the components of the disposal groups classified as held for sale are presented in the Consolidated Statement of Financial Position under the item “Non-current assets or groups of assets classified as held for sale”.

The following table shows the movements in assets held for sale:

Assets held for sale	12/31/2018	12/31/2017
	ThUS$	ThUS$

Terrenos Soquimich Comercial S.A.	1,430	1,480
Facilities and fixtures at Soquimich Comercial S.A.	-	109
Total assets held for sale	1,430	1,589

a)	Below, details of assets sold

As of December 31, 2018, the following investments in associates and joint ventures were sold:
During the month of December 2018, SQM S.A. sold the stake it held in Minera Exar S.A. generating a profit before tax of ThUS $ 14,507, which is presented in the Consolidated Statement of Income by function in Other income (loss) (See Note 27.6)

On November 14, 2018, Soquimich European Holdings B.V. sold its participation in Charlee SQM Thailand Co.
Ltd, generaating a los of ThUS$ 759. See Note 27.6)

Financial Performace and Cash Flow information	Minera Exar S.A.	Charlee SQM Thailand Co. Ltd.	Total 12/31/2018
	ThUS$	ThUS$	ThUS$

Share in the profits (losses) of associates and joint ventures accounted for using the equity method	(206)	316	110
Income before tax	(206)	316	110
Cash detail from Sale of Investments
Net cash generated from operating activities	13,232	-	13,232
Net cash generated from investment activities	68,000	988	68,988
Net increase in cash generated by sales of investments	81,232	988	82,220

Determination of profit from sale of investments
Details of the sale of investments in associates and joint ventures	Minera Exar S.A.	Charlee SQM Thailand Co. Ltd.	Total 12/31/2018
Considerations received or to be received	ThUS$	ThUS$	ThUS$

Cash	87,500	988	88,488
Commercial debts and other accounts payable	-	1,022	1,022

Total consideration for the provision Book value of net assets sold	(67,635)	(2,343)	(69,978)
Gain on the sale before the income tax and reclassification of the foreign currency conversion	19,865	(333)	19,532

Reclassification of the foreign currency conversion reserve	(5,358)	(426)	(5,784)
Income tax expense on income derived from gains	(6,268)	-	(6,268)
Profit after tax	8,239	(759)	7,480

The book value of the assets and liabilities on the date of sale were:

Items	Minera Exar S.A.	Charlee SQM Thailand Co. Ltd.	Total 12/31/2018
	ThUS$	ThUS$	ThUS$

Accounts receivable from current related entities	(19,500)	-	(19,500)
Investments accounted for using the equity method	(35,628)	(2,343)	(37,971)
Capital Gains	(6,205)	-	(6,205)
Property, Plant and Equipment	(6,302)	-	(6,302)
Total Assets	(67,635)	(2,343)	(69,978)
Total liabilities	-	-	-
Net assets	(67,635)	(2,343)	(69,978)